REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board
of Trustees of the Northern Lights
Variable Trust:

In planning and performing our
audits of the financial statements
of the Northern Lights Variable Trust,
including the TOPS Aggressive Growth
ETF Portfolio, TOPS Balanced ETF
Portfolio, TOPS Conservative ETF
Portfolio, TOPS Growth ETF Portfolio,
TOPS Managed Risk Balanced ETF
Portfolio, TOPS Managed Risk Growth
ETF Portfolio, TOPS Managed Risk
Moderate Growth ETF Portfolio,
and TOPS Moderate Growth ETF
Portfolio,(collectively, the Funds)
as of and for the year ended
December 31, 2019, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion on
the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls. A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance regarding
the reliability of financial reporting
and the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles. A funds internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the
risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency,
or a combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the fund's annual or
interim financial statements will not
be prevented or detected on a timely
basis.
Our consideration of the Funds internal
control over financial reporting was
for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and
its operation, including controls for
safeguarding securities, that we
consider to be a material weakness, as
defined above, as of December 31, 2019.
This report is intended solely for the
information and use of management and
the Board of Trustees of the Northern
Lights Variable Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP

Costa Mesa, California
February 18, 2020